Significant Accounting Policies - Share-based Compensation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 222,478,000	$ 71,151,000	$ 22,294,000
Income tax benefit recognized on shares-based compensation arrangements	$ 0	$ 4,800,000	$ 700,000
Management Incentive Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Distributions during the period (in shares)	0	0	0
Appreciation Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Distributions during the period (in shares)	0	0	0